Fees Summary	Nov. 03, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 10,114,397.3
Previously Paid Amount	0
Total Fee Amount	1,396.8
Total Offset Amount	0
Net Fee	$ 1,396.8